Accrued liabilities - Accrued liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	€ 1,632	€ 1,537
Advertising and marketing-related costs [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	186	179
Commission payable [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	8	6
Communication and IT costs [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	48	55
Distribution costs [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	115	78
Gas, water, electricity, rent and other [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	24	36
Holiday entitlements [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	118	111
Interest-related accruals [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	38	36
Material-related costs [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	106	112
Other accrued liabilities [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	343	293
Other personnel-related costs [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	66	73
Other sales-related costs [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	25	28
Salaries and wages [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	€ 554	€ 530